Equity - Schedule of Share Capital (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of classes of share capital [abstract]
Authorised share capital, ordinary shares	14,729,000,000	14,729,000,000	14,729,000,000
Unissued share capital, ordinary shares	10,837,272,000	10,843,210,000	10,850,516,000
Issued share capital, ordinary shares	3,891,728	3,885,790	3,878,484
Authorised share capital, amount	€ 147	€ 147	€ 147
Unissued share capital, amount	108	108	108
Issued share capital, amount	€ 39	€ 39	€ 39	€ 928